Cash and cash equivalents - Summary of Cash and Cash Equivalents (Detail) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents [abstract]
Cash at bank and in hand	£ 748	£ 879
Cash equivalents	2,188	2,844
Cash and cash equivalents	£ 2,936	£ 3,723	£ 4,274